Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Amounts and Profit or Loss Related to Transactions Generated With Related Parties
The amounts balances as of December 31, 2023 and 2022 and the profit or loss for the fiscal years ended December 31, 2023, 2022 and 2021, related to transactions generated with related parties are as follows:

	As of December 31, 2023
	Main subsidiaries (1)					Associates	Key management personnel (3)	Other related parties	Total
	Macro Bank Limited	Macro Securities SAU (2)	Argenpay SAU	Fintech SGR	Macro Agro SAU
Assets
Cash and deposits in banks	6,478								6,478
Other financial assets				8,326,118			1,077,944	7,139,810	16,543,872
Loans and other financing (4)
Documents								1,284,488	1,284,488
Overdraft							257,516	2,662,095	2,919,611
Credit cards							605,145	129,042	734,187
Lease					30,976			51,602	82,578
Personal loans							5,562		5,562
Mortgage loans							1,261,934		1,261,934
Other loans (5)							378,210	5,877,322	6,255,532
Guarantee granted								26,357,386	26,357,386

Total assets	6,478			8,326,118	30,976		3,586,311	43,501,745	55,451,628

Liabilities
Deposits		15,785,008	258,554	24,681	11,170	304,321	24,665,263	21,695,667	62,744,664
Liabilities at fair value through profit or loss								13,817,710	13,817,710
Other financial liabilities							5,108,496	954,452	6,062,948
Issued corporate bonds		2,884,982							2,884,982
Subordinated corporate bonds				781,691	123,425				905,116
Other non-financial liabilities								4,991,527	4,991,527

Total liabilities		18,669,990	258,554	806,372	134,595	304,321	29,773,759	41,459,356	91,406,947

Income / (loss)
Interest income		237,527			14,328		1,915,668	5,682,782	7,850,305
Interest expense						(91,654)	(204,618)	(111,987)	(408,259)
Commissions income		77,309		57,264		1,190	475	564,890	701,128
Commissions expense				(46,020)			(105)	(101,495)	(147,620)
Other operating income		215,291	32	9,361,556	3,090	389	20	61,549	9,641,927
Administrative expense								(2,479,398)	(2,479,398)
Other operating expense		(10)					(501)	(537,471)	(537,982)

Total income / (loss)		530,117	32	9,372,800	17,418	(90,075)	1,710,939	3,078,870	14,620,101

(1)	These transactions are eliminated during the consolidation process.
(2)	It includes the balance amounts from its subsidiary Macro Fondos SGFCISA.
(3)	Includes close family members of the key management personnel.
(4)
The maximum financing amount for Loans and other financing as of December 31, 2023 for Macro Securities SAU,
Macro Agro
SAU, Key management personnel and Other related parties amounted to 21,637,333, 68,502, 3,762,515 and 51,513,614, respectively.

(5)	It is related to Loans and other financing not disclosed in other items, mainly Other loans, Financing of foreign exchange transactions and Loans with government securities.

	As of December 31, 2022
	Main subsidiaries (1)				Associates	Key management personnel (3)	Other related parties	Total
	Macro Bank Limited	Macro Securities SAU (2)	Argenpay SAU	Fintech SGR
Assets
Cash and deposits in banks	4,419							4,419
Other financial assets				9,395,278		724,126	59	10,119,463
Loans and other financing (4)
Documents						175,223	1,310,746	1,485,969
Overdraft						590,790	155,143	745,933
Credit cards							207,665	207,665
Lease						3,619		3,619
Personal loans						1,689,642		1,689,642
Other loans (5)		6,581,205				472,869	4,360,084	11,414,158
Guarantee granted							4,795,743	4,795,743

Total assets	4,419	6,581,205		9,395,278		3,656,269	10,829,440	30,466,611

Liabilities
Deposits		9,347,392	181,046	361	263,793	12,959,967	7,160,317	29,912,876
Liabilities at fair value through profit or loss							512,593	512,593
Other financial liabilities						160,967	37,456	198,423
Issued corporate bonds		897,421						897,421
Subordinated corporate bonds				450,137				450,137
Other non-financial liabilities							62,954	62,954

Total liabilities		10,244,813	181,046	450,498	263,793	13,120,934	7,773,320	32,034,404

Income / (loss)
Interest income		13,462				915,252	6,176,142	7,104,856
Interest expense					(71,530)	(325,275)	(214,965)	(611,770)
Commissions income		77,843		2,466	1,074	190	327,193	408,766
Commissions expense				(33,156)		(159)	(3,559)	(36,874)
Other operating income	16		125	4,063,048			162	4,063,351
Credit loss expense on financial assets		(1,165)						(1,165)
Administrative expense							(1,824,036)	(1,824,036)
Other operating expense		(45,188)					(220,567)	(265,755)

Total income / (loss)	16	44,952	125	4,032,358	(70,456)	590,008	4,240,370	8,837,373

(1)	These transactions are eliminated during the consolidation process.
(2)	It includes the balance amounts from its subsidiary Macro Fondos SGFCISA.
(3)	Includes close family members of the key management personnel.
(4)
The maximum financing amount for Loans and other financing as of December 31, 2022 for Macro Securities SAU, Fintech SGR, Key management personnel and Other related parties amounted to 14,101,862, 7,895,654, 4,108,625 and 52,441,567, respectively.

(5)	It is related to Loans and other financing not disclosed in other items, mainly Other loans, Financing of foreign exchange transactions and Loans with government securities.

	As of December 31, 2021
	Main subsidiaries (1)				Associates	Key management personnel (3)	Other related parties	Total
	Macro Bank Limited	Macro Securities SAU (2)	Argenpay SAU	Fintech SGR
Income / (loss)
Interest income		21,674				988,486	8,716,278	9,726,438
Interest expense		(25,550)			(105,148)	(232,819)	(339,781)	(703,298)
Commissions income		134,132		176	1,353	115	611,520	747,296
Commissions expense				(2,178)		(140)	(1,068)	(3,386)
Net gain from measurement of financial instruments at fair value through profit or loss				142,284				142,284
Other operating income	24	20,843		40,636			194	61,697
Administrative expense							(1,457,607)	(1,457,607)
Other operating expense							(451,426)	(451,426)

Total income / (loss)	24	151,099		180,918	(103,795)	755,642	7,078,110	8,061,998

(1)	These transactions are eliminated during the consolidation process.
(2)	It includes the balance amounts from its subsidiary Macro Fondos SGFCISA.
(3)	Includes close family members of the key management personnel.

Composition of Board of Directors and Key Management Personnel
Additionally, the composition of the Board of Directors and key management personnel of the Bank and its subsidiaries is as follows:

Composition	12/31/2023	12/31/2022
Board of Directors	22	22
Senior managers of the key management personnel	12	12

Total	34	34